UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

ALLIANCEBERNSTEIN SMALL/MID-CAP

GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small/Mid Cap Growth Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Consumer Discretionary - 25.8%
Advertising Agencies - 1.7%
National CineMedia, Inc.	402,070	$5,842,077

Communication & Media - 1.0%
Discovery Communications, Inc.-Class A (a)	182,000	3,456,180

Education Services - 3.1%
Corinthian Colleges, Inc. (a)	202,400	3,116,960
ITT Educational Services, Inc. (a)	23,000	2,317,710
Strayer Education, Inc.	26,300	4,981,483

		10,416,153

Hotel/Motel - 0.8%
Orient-Express Hotels Ltd.-Class A	446,900	2,891,443

Printing and Copying Services - 1.9%
VistaPrint Ltd. (a)	186,990	6,423,107

Restaurants - 1.2%
Panera Bread Co.-Class A (a)	72,700	4,071,927

Retail - 11.4%
Aeropostale, Inc. (a)	103,600	3,519,292
American Eagle Outfitters, Inc.	389,900	5,778,318
Carmax, Inc. (a)	94,800	1,209,648
Dick’s Sporting Goods, Inc. (a)	269,200	5,114,800
Dollar Tree, Inc. (a)	109,700	4,644,698
Kohl’s Corp. (a)	99,300	4,503,255
NetFlix, Inc. (a)	100,700	4,562,717
Ross Stores, Inc.	135,900	5,156,046
Williams-Sonoma, Inc.	304,300	4,260,200

		38,748,974

Services: Commercial - 2.5%
Huron Consulting Group, Inc. (a)	52,950	2,538,952
Iron Mountain, Inc. (a)	211,800	6,034,182

		8,573,134

Textiles Apparel Mfrs - 1.6%
Carter’s, Inc. (a)	256,100	5,475,418

Wholesalers - 0.6%
LKQ Corp. (a)	127,900	2,171,742

		88,070,155

Technology - 20.1%
Communications Technology - 0.2%
Brocade Communications Systems, Inc. (a)	76,200	440,436
Ciena Corp. (a)	16,500	197,175

		637,611

Computer Services Software & Systems - 12.6%
Akamai Technologies, Inc. (a)	269,000	5,923,380
Cognizant Technology Solutions Corp.-Class A (a)	186,700	4,628,293
Concur Technologies, Inc. (a)	26,500	717,355
Digital River, Inc. (a)	125,300	4,814,026
F5 Networks, Inc. (a)	122,100	3,329,667
Intuit, Inc. (a)	160,100	3,703,113
McAfee, Inc. (a)	74,200	2,785,468
Quest Software, Inc. (a)	212,500	3,087,625
Red Hat, Inc. (a)	256,240	4,425,265
Solera Holdings, Inc. (a)	126,000	2,875,320
Sybase, Inc. (a)	84,300	2,862,828
Synopsys, Inc. (a)	168,200	3,663,396

		42,815,736

Electronics: Semi-Conductors/Components - 7.3%
Atheros Communications, Inc. (a)	124,100	2,137,002
Hittite Microwave Corp. (a)	65,700	2,441,412
Micron Technology, Inc. (a)	572,100	2,791,848
ON Semiconductor Corp. (a)	1,082,500	5,867,150
PMC - Sierra, Inc. (a)	744,900	5,899,608
Skyworks Solutions, Inc. (a)	461,300	4,077,892
Verigy Ltd. (a)	155,000	1,705,000

		24,919,912

		68,373,259

Health Care - 16.2%
Biotechnology Research & Production - 4.6%
Acorda Therapeutics, Inc. (a)	154,200	3,057,786
Alexion Pharmaceuticals, Inc. (a)	136,300	4,555,146
Cephalon, Inc. (a)	51,400	3,372,354
Onyx Pharmaceuticals, Inc. (a)	98,900	2,561,510
OSI Pharmaceuticals, Inc. (a)	65,200	2,188,764

		15,735,560

Drugs & Pharmaceuticals - 2.7%
Qiagen NV (a)	281,000	4,630,880
United Therapeutics Corp. (a)	39,300	2,468,433
Vertex Pharmaceuticals, Inc. (a)	68,000	2,095,760

		9,195,073

Electronics: Medical Systems - 2.8%
Illumina, Inc. (a)	141,400	5,281,290
Masimo Corp. (a)	145,500	4,204,950

		9,486,240

Health Care Services - 1.2%
athenahealth, Inc. (a)	123,500	3,927,300

Medical & Dental Instruments & Supplies - 4.9%
Gen-Probe, Inc. (a)	102,900	4,955,664
Immucor, Inc. (a)	178,700	2,911,023
NuVasive, Inc. (a)	129,100	4,892,890
Resmed, Inc. (a)	104,700	4,025,715

		16,785,292

		55,129,465

Producer Durables - 15.1%
Aerospace - 0.8%
L-3 Communications Holdings, Inc.-Class 3	35,100	2,672,865

Electrical Equipment & Components - 4.5%
Ametek, Inc.	172,800	5,565,888
Baldor Electric Co.	256,050	5,940,360
EnerSys (a)	218,000	3,716,900

		15,223,148

Identification Control & Filter Devices - 1.4%
IDEX Corp.	191,200	4,827,800

Machine Tools - 1.2%
Lincoln Electric Holdings, Inc.	92,100	4,101,213

Machinery: Industrial/Specialty - 2.4%
Actuant Corp.-Class A	273,400	3,351,884
Joy Global, Inc.	195,000	4,972,500

		8,324,384

Machinery: Specialty - 1.4%
Bucyrus International, Inc.-Class A	216,600	4,702,386

Pollution Control and Environmental Services - 1.3%
Stericycle, Inc. (a)	98,630	4,643,500

Production Technology Equipment - 0.7%
Cymer, Inc. (a)	80,800	2,295,528

Telecommunications Equipment - 1.4%
SBA Communications Corp.-Class A (a)	184,800	4,656,960

		51,447,784

Other Energy - 7.3%
Machinery: Oil Well Equip & Services - 3.8%
Complete Production Services, Inc. (a)	481,200	3,214,416
FMC Technologies, Inc. (a)	89,900	3,077,277
Oceaneering International, Inc. (a)	62,500	2,848,125
Superior Energy Services, Inc. (a)	165,600	3,181,176
Tesco Corp. (a)	75,600	759,780

		13,080,774

Oil: Crude Producers - 3.5%
Bill Barrett Corp. (a)	46,500	1,208,070
Cabot Oil & Gas Corp.	108,600	3,278,634
Newfield Exploration Co. (a)	121,700	3,794,606
Penn Virginia Corp.	58,800	827,316
Southwestern Energy Co. (a)	75,300	2,700,258

		11,808,884

		24,889,658

Financial Services - 5.9%
Diversified Financial Services - 3.9%
Greenhill & Co., Inc.	54,900	4,256,397
Lazard Ltd.-Class A	181,400	4,952,220
Stifel Financial Corp. (a)	84,300	4,150,089

		13,358,706

Investment Management Companies - 1.3%
Affiliated Managers Group, Inc. (a)	76,400	4,343,340

Savings & Loan - 0.7%
People’s United Financial, Inc.	155,300	2,425,786

		20,127,832

Autos and Transportation - 3.6%
Railroads - 0.5%
Kansas City Southern (a)	116,600	1,778,150

Shipping - 1.0%
Kirby Corp. (a)	105,100	3,243,386

Transportation Misc. - 1.0%
Expeditors International of Washington, Inc.	94,900	3,293,979

Truckers - 1.1%
CH Robinson Worldwide, Inc.	72,400	3,848,784

		12,164,299

Materials & Processing - 3.0%
Chemicals - 0.9%
Airgas, Inc.	71,900	3,100,328

Diversified Materials & Processing - 1.1%
Hexcel Corp. (a)	388,500	3,725,715

Metal Fabricating - 0.9%
Valmont Industries, Inc.	45,600	2,908,368

Steel - 0.1%
Allegheny Technologies, Inc.	11,800	386,214

		10,120,625

Utilities - 0.3%
Utilities: Telecommunications - 0.3%
tw telecom, Inc. (a)	104,300	958,517

Total Common Stocks (cost $289,487,990)		331,281,594

SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $8,481,360)	8,481,360	8,481,360

Total Investments - 99.8% (cost $297,969,350) (c)		339,762,954
Other assets less liabilities - 0.2%		732,947

Net Assets - 100.0%		$340,495,901

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.
(c)	As of April 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $51,570,471 and gross unrealized depreciation of investments was $(9,776,867), resulting in net unrealized appreciation of $41,793,604.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$339,762,954		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$339,762,954		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Small/Mid-Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 22, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 22, 2009